Offerings	May 07, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Floating Rate Notes due 2028
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 750,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 103,575.00
Offering Note	These "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" in Eli Lilly and Company's Registration Statement on Form S-3 (File No. 333-285052), which was filed on February 19, 2025, in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Floating Rate Notes due 2029
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 500,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,050.00
Offering Note	These "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" in Eli Lilly and Company's Registration Statement on Form S-3 (File No. 333-285052), which was filed on February 19, 2025, in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.150% notes due 2029
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit	0.99941
Maximum Aggregate Offering Price	$ 749,557,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 103,513.89
Offering Note	These "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" in Eli Lilly and Company's Registration Statement on Form S-3 (File No. 333-285052), which was filed on February 19, 2025, in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.375% notes due 2031
Amount Registered | shares	1,500,000,000
Proposed Maximum Offering Price per Unit	0.99893
Maximum Aggregate Offering Price	$ 1,498,395,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 206,928.35
Offering Note	These "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" in Eli Lilly and Company's Registration Statement on Form S-3 (File No. 333-285052), which was filed on February 19, 2025, in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.650% notes due 2033
Amount Registered | shares	1,250,000,000
Proposed Maximum Offering Price per Unit	0.99982
Maximum Aggregate Offering Price	$ 1,249,775,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 172,593.93
Offering Note	These "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" in Eli Lilly and Company's Registration Statement on Form S-3 (File No. 333-285052), which was filed on February 19, 2025, in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.850% notes due 2036
Amount Registered | shares	1,500,000,000
Proposed Maximum Offering Price per Unit	0.9964
Maximum Aggregate Offering Price	$ 1,494,600,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 206,404.26
Offering Note	These "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" in Eli Lilly and Company's Registration Statement on Form S-3 (File No. 333-285052), which was filed on February 19, 2025, in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.600% notes due 2056
Amount Registered | shares	1,750,000,000
Proposed Maximum Offering Price per Unit	0.99726
Maximum Aggregate Offering Price	$ 1,745,205,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 241,012.81
Offering Note	These "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" in Eli Lilly and Company's Registration Statement on Form S-3 (File No. 333-285052), which was filed on February 19, 2025, in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.700% notes due 2066
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	0.99391
Maximum Aggregate Offering Price	$ 993,910,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 137,258.97
Offering Note	These "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" in Eli Lilly and Company's Registration Statement on Form S-3 (File No. 333-285052), which was filed on February 19, 2025, in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.